Restructuring and other cost savings initiatives (Summary of Expenses and Payments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Restructuring Reserve [Roll Forward]
Restructuring liabilities as of beginning of period	$ 244	$ 0
Expense	132	385
Payments	(258)	(141)
Restructuring liabilities as of end of period	118	244
Separation costs [Member]
Restructuring Reserve [Roll Forward]
Restructuring liabilities as of beginning of period	221	0
Expense	52	353
Payments	(178)	(132)
Restructuring liabilities as of end of period	95	221
Other [Member]
Restructuring Reserve [Roll Forward]
Restructuring liabilities as of beginning of period	23	0
Expense	80	32
Payments	(80)	(9)
Restructuring liabilities as of end of period	$ 23	$ 23